Disposal of the Discontinued Operations of the Nfid Business (Details) - Schedule of financial data of the company’s gain from sale of the NFID business	9 Months Ended
Sep. 30, 2021 USD ($)
Current assets:
Inventory, net	$ 58,447
Total assets	58,447
Current liabilities:
Total liabilities
Carrying value of NFID business on date of sale	58,447
Total consideration	(60,000)
Net gain from sale of NFID business	$ 1,553